Plan Description - Vesting (Details)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	9.00%
EBP 007 [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	3.00%